SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Current income tax expense (benefit)	$ (436,610)	$ 105,641	$ (568,854)
Deferred income tax benefit	(640,476)	(597,241)	(658,595)
Effective tax	$ (1,077,086)	$ (491,600)	$ (1,227,449)